Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Summary of significant accounting policies

2                                         Summary of significant accounting policies

(a)                       Consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its majority owned subsidiaries. For consolidated subsidiaries where the Company’s ownership is less than 100%, the outside shareholders’ interests are shown as non-controlling interest. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

(b)                       Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include recoverability of the carrying amount of property, plant and equipment, goodwill, intangible assets (including acquired in-process research and development (“IPR&D”) and investments in an affiliated company; the allocation of the purchase price for the Group’s business acquisitions; allowances for doubtful receivables and deferred tax assets; depreciation and amortization lives; realizablility of inventories; and amounts recognized for contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from those estimates.

(c)                        Foreign currency transactions and translation

The reporting currency of the Group is the Renminbi (“RMB”).

The functional currency of the Company’s PRC subsidiaries is the RMB. RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (“PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Transactions dominated in currencies other than the functional currency are translated into the functional currency at the exchange rate at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the applicable exchange rate at the balance sheet date. The resulting exchange differences are recognized in the consolidated statements of comprehensive income.

Assets and liabilities of subsidiaries, whose functional currency is not the RMB, are translated into RMB at the exchange rate at the balance sheet date. Income and expense items are translated into RMB at the average rates of exchange prevailing during the period. The adjustment resulting from translating the financial statements of such entities is reflected as a component of accumulated other comprehensive loss within shareholders’ equity.

For the convenience of the readers, the December 31, 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00=RMB6.2301, being the noon buying rate for U.S. dollars in the City of New York on December 31, 2012 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve Bank of New York.  No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2012 or at any other date.

(d)                       Cash and pledged bank deposits

Cash consist of cash on hand, cash in bank accounts and interest-bearing savings accounts.

As of December 31, 2011 and 2012, RMB193,779 and RMB164,849 (US$26,460), respectively, in cash was held in major financial institutions located in the PRC.  Management believes that these financial institutions have high credit rating.

Cash that is restricted as to withdrawal for use or pledged as security is disclosed separately on the face of the balance sheet, and is not included in the cash total in the consolidated statements of cash flows. The pledged bank deposits are also held in major financial institutions located in the PRC and include cash received from the National Finance Bureau which is restricted for use for R&D projects conducted by the Group. Any withdrawal of funds from the account requires an approval from the National Finance Bureau. The pledged bank deposits also include cash maintained at a bank as security for short-term bills payable and letters of credit issued by the subsidiaries of the Company to third party suppliers. Bank deposits are restricted as to withdrawal or use by the subsidiaries as long as the related short-term bills payable have not been settled. Upon maturity of the bills payable which generally ranges from three to six months, the cash is available for use by the Group.

(e)                        Accounts receivable and bills receivable

Accounts and bills receivable are recognized at the invoiced amount and do not bear interest. Amounts collected on accounts and bills receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Group maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and our customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company reviews its allowance for doubtful accounts monthly. Past due balances over 180 days and over a specified amount are reviewed individually for collectability. All other balances are reviewed on a pooled basis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs for 2010, 2011 and 2012 approximated RMB117, RMB1,180 and nil, respectively. The Company does not have any off-balance-sheet credit exposure related to its customers.

To reduce the Group’s credit risk, the Group has required certain customers to pay for the sale of the Group’s products by bills receivable. A bill receivable primarily represents a short-term note receivable issued by a financial institution that entitles the Group to receive the full face amount from the financial institution at maturity, which generally ranges from three to six months from the date of issuance. Historically, the Group has not experienced any collection losses on bills receivable and therefore no allowance for doubtful accounts has been provided. Apart from those disclosed in note 14(d), the Group does not have any off-balance-sheet credit exposure related to bills receivable.

(f)                         Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average cost method. Costs of work-in-progress and finished goods comprise direct materials, direct labor and related manufacturing overhead based on normal operating capacity.

(g)                        Investment in and advances to an affiliated company

An investment in an entity where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, is accounted for using the equity method of accounting. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in the consolidated statements of income.

The Group recognizes a loss when there is a loss in value of an equity method investment which is other than a temporary decline. The process of assessing and determining whether an impairment on a particular equity investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether the Group has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary.  Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year end, and forecasted performance of the investee. There was no impairment charges related to the investment in the affiliated companies for any of the years presented.

(h)                       Long-lived assets

Property, plant and equipment

Property, plant, and equipment are stated at cost. Depreciation is provided over the estimated useful lives of the assets, using the straight-line method. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds realized thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized. The estimated useful lives of property, plant and equipment are as follows:

Building and leasehold improvements	20 - 50 years
Machinery and equipment	3 - 10 years
Motor vehicles	3 - 8 years
Furniture, fixtures and office equipment	3 - 5 years

No depreciation expense is provided in respect of construction-in-progress.

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of the cost of inventory, and expensed to cost of materials and production when the inventory is sold.

Intangible assets with definite lives

Intangible assets with definite lives are amortized on a straight-line basis over the estimated useful lives of the respective assets. The Group’s intangible assets and their respective estimated useful lives are as follows:

Customer relationships	4 - 11 years
Developed technology	7 - 16 years
Product trademarks	6 - 10 years
Manufacturing and supply licenses	1 - 5 years

Impairment of property plant, and equipment and intangible assets with definitive lives

Long-lived assets including property, plant and equipment, and intangible assets with definitive lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment loss of property, plant and equipment or intangible assets with definite lives was recognized in 2010, 2011 and 2012.

Indefinite-lived intangible assets

IPR&D represents the fair value assigned to incomplete research projects that the Group acquires through business combinations, which at the time of acquisition, have not reached technological feasibility. For business combinations for which the acquisition date is before January 1, 2009, the fair value of IPR&D projects was expensed upon acquisition. For acquisition date that is on or after January 1, 2009, the fair value of IPR&D projects is recognized as intangible asset on the consolidated balance sheet rather than expensed. The amounts capitalized are accounted for as indefinite-lived intangible assets, subject to impairment testing until completion or abandonment of the projects. Upon successful completion of each project, the Group makes a determination as to the useful life of the intangible asset and begins amortization.

The Group tests indefinite-lived intangibles, including IPR&D, for impairment at least annually, and more frequently if an event occurs or circumstances change that indicate impairments might exist. The impairment test consists of a comparison of the fair value of the IPR&D with its carrying amount. If the carrying amount of an IPR&D exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. For the year ended December 31, 2012, the Group recognized an impairment loss on IPR&D of RMB70,100 (US$11,252).  No impairment loss of IPR&D was recognized in 2010 and 2011.

Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is not amortized but instead goodwill is reviewed for impairment at lease annually, and more frequently if events and circumstances indicate that the asset might be impaired. This determination is made at the reporting unit level. In September 2011, the FASB issued revised guidance on “Testing of Goodwill for Impairment”. The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance was effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Group adopted the revised guidance in 2012. If a qualitative assessment is not performed, or if as a result of a qualitative assessment it is not more likely than not that the fair value of a reporting unit exceeds its carrying value, then the two-steps impairment test is performed. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Second, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill.

Management evaluated and determined that there are two components below the Group’s operating segment: the pharmaceutical business and the vaccines business. The pharmaceutical business and vaccines business have dissimilar economic characteristics and they each manufacture, distribute and sell distinct products which require different technologies and marketing strategies. As such, management determined that the Group has two reporting units, a pharmaceutical reporting unit and a vaccine reporting unit, for goodwill impairment testing for the years ended December 31, 2010, 2011 and 2012. The Group used a discounted cash flow analysis to determine the fair value of its reporting units.  For the year ended December 31, 2012, the Group recognized an impairment loss on goodwill of RMB25,316 (US$4,063) in connection with vaccine reporting unit.  No impairment loss of goodwill was recognized in 2010 and 2011.

(i)                            Land use rights

A land use right in the PRC represents an exclusive right to occupy, use, develop, lease, transfer a piece of land during the contractual term of the land use right. Land use rights are usually paid in one lump sum at the date the right is granted. The payment usually covers the entire duration period of the land use right. The lump sum advance payments are capitalized as land use right assets and then charged to expenses on a straight-line basis over the respective periods of the rights of 24-75 years.

(j)                          Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in consolidated statements of income in the period that includes the enactment date.

The Company’s management determines whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, it is presumed that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. A recognized income tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized. The tax positions are regularly reevaluated based on the results of the examination of income tax filings, statute of limitations expirations and changes in tax law that would either increase or decrease the technical merits of a position relative to the more-likely-than-not recognition threshold. The Group’s policy is to accrue interest and penalties related to unrecognized tax benefits as a component of income tax expense.

(k)                       Revenues

Sales of pharmaceutical and vaccine products represent the invoiced value of products sold. Value added taxes (VAT) collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of comprehensive income.

The Group recognizes revenue from the sale of products when the following criteria are met: 1) persuasive evidence of an arrangement exits (sales agreements and customer purchase orders are used to provide evidence of  the existence of an arrangement); 2) delivery of the product has occurred and risks and benefits of ownership have been transferred, which is when the product is received by the customer at its or a designated location in accordance with the sales terms (the customer’s written acknowledgement of the receipt of the product provides evidence of delivery); 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. The Group’s sales agreements do not provide the customer the right of return, unless the product is defective in which case the Group allows for an exchange of product or return. For the periods presented, defective product returns were immaterial.

(l)                           Government grants

Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attaching to them and the grants are receivable. Grants that compensate research and development expenses are recognized as a reduction to the related research and development expenses. Grants that compensate the Group for the cost of property, plant and equipment and land use rights are recognized as a reduction of the cost of the related asset and are recognized over the useful life of the asset by way of reduced depreciation expense or lease expense.

For the years ended December 31, 2010, 2011 and 2012, government grants of RMB5,755, RMB24,796 and RMB16,846 (US$2,704), respectively, have been recognized as a reduction of research and development expenses.

(m)                   Research and development

Research and development costs are expensed as incurred. These expenses include the costs of the Group’s internal research and development activities and the costs of research and development conducted by others on behalf of the Group, such as through third-party collaboration arrangements. Research and development costs in connection with third-party collaboration arrangements prior to regulatory approval are expensed when the research and development activities are performed. Once a regulatory approval is obtained, subsequent payments are recognized as intangible assets and, unless the assets are determined to have an indefinite life, amortized over the remaining agreement terms or the expected product life cycle, whichever is shorter.

The costs of acquired technology know-how (drugs in a development stage) that are purchased from others for a particular research and development project either individually, or as part of a group of assets, and that have no alternative future uses (in other research and development projects or otherwise), are expensed as research and development costs. Management has determined that for an acquired technology know-how to have an alternative future use, it should be (a) reasonably expected that the Group will use the technology in an alternative manner for an economic benefit and (b) the Group’s use of the technology is not contingent on further development subsequent to acquisition (that is, it can be used in an alternative manner at the acquisition date).

(n)                       Advertising costs

Advertising costs are expensed as incurred and included in sales, marketing and distribution expenses. Advertising costs for the years ended December 31, 2010, 2011 and 2012 amounted to RMB106,708, RMB83,824and RMB55,033 (US$8,833), respectively.

(o)                       Shipping and handling costs

Costs incurred by the Group for shipping and handling to transport and deliver products to customers, are included in sales, marketing and distribution expenses. Shipping and handling costs for the years ended December 31, 2010, 2011 and 2012 amounted to RMB16,339, RMB14,940 and RMB14,962 (US$2,402), respectively. Shipping and other transportation costs are not charged to customers.

(p)                       Retirement and other postretirement benefits

Contributions to defined contribution retirement plans are charged to the consolidated statements of comprehensive income as and when the related employee service is provided. The Group does not have any defined benefit retirement plans.

(q)                       Share-based payment

The Company recognizes all employee share-based compensation as a cost in the consolidated financial statements. Equity-classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model. The Group recognizes the cost of share-based compensation on a straight-line basis over the requisite service period. Share-based compensation cost that has been included in income from operations amounted to RMB31,099, RMB29,341 and RMB20,437 (US$3,280) for the years ended December 31, 2010, 2011 and 2012, respectively.

(r)                          Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, product and environmental liability. The Group records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Historically, the Group has experienced no material product liability claims.

(s)                         Earnings per share

Basic earnings per share is computed by dividing net income attributable to the Group by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to the Group by the weighted average number of ordinary shares and dilutive ordinary equivalent shares outstanding during the period. Dilutive ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding share options and non-vested shares by applying the treasury stock method. Dilutive ordinary equivalent shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

(t)                           Segment reporting

For the years ended December 31, 2010, 2011 and 2012, management determined that the Group as a whole is the only operating segment as the Group’s chief operating decision maker regularly receives and reviews the financial information on a consolidated group basis for purposes of making decisions about resource allocation and assessing performance. All of the Group’s operations and customers are located in the PRC, consequently, no geographic information is presented.

(u)                       Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•                       Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•                       Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                       Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standard does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it is already required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The provisions of the ASU are effective for annual or interim reporting periods beginning after December 15, 2011. The Group adopted the provisions of the ASU in 2012. The adoption of ASU 2011-04 did not have a material effect on the Group’s consolidated financial statements.  See note 21 to the consolidated financial statements.

(v)                       Effect of Recent Accounting Pronouncements

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income”. The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards”. The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Group adopted the revised guidance in 2012 by presenting items of net income and other comprehensive income in one continuous statement, consolidated statements of comprehensive income. The Group did not have any reclassification adjustment for each component of other comprehensive income in the years presented in the consolidated statements of comprehensive income.

In July 2012, the FASB issued revised guidance on “Testing Indefinite-Lived Intangible Assets for Impairment”. The revised guidance permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period.  The revised guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.